4. CONVERTIBLE PROMISSORY NOTE (Tables)	12 Months Ended
Dec. 31, 2014
Debt Disclosure [Abstract]
Summary of Convertible Promissory Notes
	2014	2013
Arnost Note (a)	$322,000	$322,000
Cavu Notes (b), net of $48,021 debt discounts	201,979	–
Berg Notes (c)(d)	2,372,000	–
Total Debt	2,895,979	322,000
Current portion of debt	322,000	322,000
Long-term portion of debt	$2,573,979	$–